SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
Summary of Stock Option Activity

	Number of Share Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Years	Aggregate Intrinsic Value US$
Outstanding at December 31, 2011	5,844,020	0.36
Granted	—	—
Exercised	—	—
Forfeited	(205,000)	0.06
Expired	—	—

Outstanding at December 31, 2012	5,639,020	0.37

Granted	2,517,810	1.83
Exercised	—	—
Forfeited	(22,000)	1.83
Expired	—	—

Outstanding at December 31, 2013	8,134,830	0.82
Granted	1,805,784	3.05
Exercised	(1,786,449)	0.14		25,047,974
Forfeited	(115,215)	2.91
Expired	—	—

Outstanding at December 31, 2014	8,038,950	1.44	6.19	77,657,938

Vested and expected to vest as of December 31, 2014	7,383,591	1.33	5.99	72,163,881

Exercisable as of December 31, 2014	4,420,502	0.77	4.42	45,664,778

Summary of Fair Value Assumptions

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Expected volatility	—	52%	51.7%
Expected dividends yield	—	0%	0%
Exercise multiple	—	2.2	2.2
Risk-free interest rate per annum	—	2.27%-3.38%	3.81%
Estimated fair value of underlying ordinary shares (per share)	—	US$3.75-US$5.69	US$8.60

Schedule of Fair Values of the Options Granted

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Weighted average grant date fair value of option per share	—	2.13	6.35
Aggregate grant date fair value of options	—	5,372,463	11,467,907

Summary of Non-vested Shares Activity

	Number of Non- vested Shares	Weighted Average Grant Date Fair Value
		US$
Outstanding as of December 31, 2013	—	—
Granted	29,724	9.38
Vested	(1,944)	13.95
Forfeited	—	—

Outstanding as of December 31, 2014	27,780	9.06